Additional Information - Condensed Financial Statements (Condensed Balance Sheet) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Assets
Cash and cash equivalents	$ 597,188	$ 569,917	$ 220,794	$ 548,484
Restricted time deposits-current	0	227,285
Total current assets	1,465,903	1,267,395
Total assets	1,708,037	1,779,506
Liabilities and shareholders' equity
Short-term bank loans	0	344,500
Total current liabilities	516,498	690,015
Total liabilities	559,873	720,257
Shareholders' equity
Additional paid-in capital	121,381	111,719
Treasury shares (2,730 and 2,730 shares, respectively, as of December 31, 2015 and 2016)	(35,323)	(35,323)
Statutory reserves	7,061	6,746
Retained earnings	1,095,999	951,367
Accumulated other comprehensive loss	(72,426)	(6,101)
Total Changyou.com Limited shareholders' equity	1,117,767	1,029,479
Total liabilities and shareholders' equity	1,708,037	1,779,506
Class A ordinary shares [Member]
Shareholders' equity
Ordinary shares	372	368
Class B ordinary shares [Member]
Shareholders' equity
Ordinary shares	703	703
Changyou.com Limited [Member]
Assets
Cash and cash equivalents	8,771	5,118	$ 24,429	$ 17,579
Restricted time deposits-current	0	478
Total current assets	8,771	5,596
Interests in subsidiaries and variable interest entities	1,109,496	1,368,978
Total assets	1,118,267	1,374,574
Liabilities and shareholders' equity
Short-term bank loans	0	344,500
Accrued liabilities	500	595
Total current liabilities	500	345,095
Total liabilities	500	345,095
Shareholders' equity
Additional paid-in capital	121,381	111,719
Treasury shares (2,730 and 2,730 shares, respectively, as of December 31, 2015 and 2016)	(35,323)	(35,323)
Statutory reserves	7,061	6,746
Retained earnings	1,095,999	951,367
Accumulated other comprehensive loss	(72,426)	(6,101)
Total Changyou.com Limited shareholders' equity	1,117,767	1,029,479
Total liabilities and shareholders' equity	1,118,267	1,374,574
Changyou.com Limited [Member] | Class A ordinary shares [Member]
Shareholders' equity
Ordinary shares	372	368
Changyou.com Limited [Member] | Class B ordinary shares [Member]
Shareholders' equity
Ordinary shares	$ 703	$ 703